UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08898

Buffalo High Yield Fund, Inc.
(Exact name of Registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS  66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS  66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2008

Date of reporting period:  December 31, 2007

Item 1. Schedule of Investments.

Buffalo High Yield Fund
Schedule of Investments
December 31, 2007 (Unaudited)

Shares or
Face Amount		Value
	COMMON STOCKS - 0.21%
	Special Purpose Entity - 0.00%
7,250	Adelphia Recovery Trust Escrow (a)(b)	$0
725,000	Adelphia Recovery Trust (a)(b)	0
	Total Special Purpose Entity	0

	Energy - 0.21%
	Energy Equipment & Services - 0.21%
17,025	Eagle Geophysical, Inc. (a)(b)	374,550
	Total Energy	374,550

	TOTAL COMMON STOCKS (Cost $719,125)	374,550

	CONVERTIBLE PREFERRED STOCKS - 3.36%
	Financials - 3.36%
	Commercial Banks - 3.36%
118,200	Boston Private Capital Trust I (a)	5,939,550
	Total Financials	5,939,550

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,842,000)	5,939,550

	PREFERRED STOCKS - 1.38%
	Financials - 1.38%
	Real Estate Management & Development - 1.38%
125,000	Firstservice Corp. (a)	2,450,000
	Total Financials	2,450,000

	TOTAL PREFERRED STOCKS (Cost $2,656,250)	2,450,000

	CONVERTIBLE BONDS - 18.12%
	Consumer Discretionary - 8.80%
	Leisure Equipment & Products - 5.01%
	WMS Industries, Inc.
3,140,000	2.750%, 07/15/2010	8,862,650

	Media - 3.79%
	Lions Gate Entertainment Corp.
6,500,000	2.938%, 10/15/2024	6,711,250
	Total Consumer Discretionary	15,573,900

	Financials - 1.04%
	Commercial Banks - 1.04%
	Privatebancorp, Inc.
1,900,000	3.625%, 03/15/2027	1,833,500
	Total Financials	1,833,500

	Health Care - 2.61%
	Biotechnology - 2.61%
	Amylin Pharmaceuticals, Inc.
3,655,000	2.500%, 04/15/2011	4,628,144
	Total Health Care	4,628,144

	Industrials - 2.97%
	Airlines - 2.97%
	JetBlue Airways Corp.
6,030,000	3.750%, 03/15/2035	5,261,175
	Total Industrials	5,261,175

	Information Technology - 2.70%
	Semiconductor & Semiconductor Equipment - 2.70%
	Fairchild Semiconductor International
4,830,000	5.000%, 11/01/2008	4,775,662
	Total Information Technology	4,775,662

	TOTAL CONVERTIBLE BONDS (Cost $25,818,552)	32,072,381

	CORPORATE BONDS - 64.71%
	Consumer Discretionary - 31.29%
	Automobiles - 2.50%
	Ford Motor Credit Company
4,700,000	7.375%, 10/28/2009	4,425,670

	Hotels Restaurants & Leisure - 7.94%
	Circus Circus
3,100,000	7.625%, 07/15/2013	3,038,000
	Isle of Capri Casinos
4,025,000	7.000%, 03/01/2014	3,320,625
	Las Vegas Sands Corp.
925,000	6.375%, 02/15/2015	874,125
	MGM Mirage
180,000	8.375%, 02/01/2011	184,950
	Park Place Entertainment Corp.
300,000	8.875%, 09/15/2008	311,724
	Pinnacle Entertainment, Inc.
2,685,000	8.250%, 03/15/2012	2,725,275
	Royal Caribbean Cruises Ltd.
3,930,000	7.500%, 10/15/2027	3,602,808
		14,057,507

	Household Durables - 3.68%
	Jarden Corp.
2,000,000	7.500%, 05/01/2017	1,730,000
	Rent-A-Center, Inc.
5,100,000	7.500%, 05/01/2010	4,781,250
		6,511,250

	Leisure Equipment & Products - 1.16%
	Mikohn Gaming Corp.
2,141,000	11.875%, 08/15/2008	2,055,360

	Media - 0.10%
	Fisher Communications, Inc.
175,000	8.625%, 09/15/2014	179,594

	Specialty Retail - 7.47%
	Autonation, Inc.
2,000,000	7.000%, 04/15/2014	1,905,000
	FTD, Inc.
4,150,000	7.750%, 02/15/2014	3,921,750
	Group 1 Automotive, Inc.
1,840,000	8.250%, 08/15/2013	1,784,800
	GSC Holdings Corp.
1,770,000	8.000%, 10/01/2012	1,851,863
	United Auto Group, Inc.
4,000,000	7.750%, 12/15/2016	3,760,000
		13,223,413
	Textiles, Apparel & Luxury Goods - 7.41%
	Interface, Inc.
2,250,000	10.375%, 02/01/2010	2,368,125
3,570,000	9.500%, 02/01/2014	3,748,500
	Oxford Industries, Inc.
3,820,000	8.875%, 06/01/2011	3,820,000
	Phillips Van-Heusen
3,120,000	7.750%, 11/15/2023	3,182,250
		13,118,875
	Wireless Telecommunication Services - 1.03%
	Rogers Wireless, Inc.
1,665,000	7.500%, 03/15/2015	1,823,373
	Total Consumer Discretionary	55,395,042

	Consumer Staples - 8.68%
	Beverages - 1.14%
	Constellation Brands, Inc.
2,000,000	8.125%, 01/15/2012	2,015,000

	Food & Staples Retailing - 1.05%
	Pantry, Inc.
2,000,000	7.750%, 02/15/2014	1,850,000

	Food Products - 3.62%
	Pilgrims Pride Corp.
3,800,000	8.375%, 05/01/2017	3,743,000
	Smithfield Foods, Inc.
2,750,000	7.750%, 07/01/2017	2,674,375
		6,417,375

	Household Products - 1.76%
	Prestige Brands, Inc.
3,100,000	9.250%, 04/15/2012	3,107,750

	Personal Products - 1.11%
	Elizabeth Arden, Inc.
2,000,000	7.750%, 01/15/2014	1,970,000
	Total Consumer Staples	15,360,125

	Energy - 6.50%
	Oil & Gas - 6.50%
	Inergy L.P./Inergy Finance Corp.
3,600,000	0.069%, 12/15/2014	3,519,000
600,000	8.250%, 03/01/2016	624,000
	The Premcor Refining Group, Inc.
450,000	9.500%, 02/01/2013	472,364
2,530,000	7.500%, 06/15/2015	2,622,221
	United Refining Co.
4,200,000	1.500%, 08/15/2012	4,263,000
	Total Energy	11,500,585

	Health Care - 5.28%
	Health Care Equipment & Supplies - 0.28%
	Cooper Cos, Inc.
500,000	7.125%, 02/15/2015	488,750

	Health Care Providers & Services - 2.70%
	Carriage Services, Inc.
3,000,000	7.875%, 01/15/2015	2,970,000
	Davita, Inc.
1,000,000	7.250%, 03/15/2015	1,007,500
	Psychiatric Solutions, Inc.
800,000	7.750%, 07/15/2015	802,000
		4,779,500

	Pharmaceuticals - 2.30%
	Warner Chilcott Corp.
3,936,000	8.750%, 02/01/2015	4,073,760
	Total Health Care	9,342,010

	Industrials - 10.98%
	Commercial Services & Supplies - 9.61%
	Allied Waste North America
3,600,000	7.875%, 04/15/2013	3,699,000
	Education Mgmt Llc
3,800,000	8.750%, 06/01/2014	3,833,250
	FTI Consulting, Inc.
500,000	7.750%, 10/01/2016	522,500
	Greenbrier Companies, Inc.
2,715,000	8.375%, 05/15/2015	2,606,400
	Iron Mountain, Inc.
1,350,000	8.625%, 04/01/2013	1,373,625
4,875,000	7.750%, 01/15/2015	4,984,688
		17,019,463

	Diversified Manufacturing - 1.26%
	Blount, Inc.
2,210,000	8.875%, 08/01/2012	2,226,575

	Machinery - 0.11%
	American Railcar Industries, Inc.
200,000	7.500%, 03/01/2014	190,000
	Total Industrials	19,436,038

	Manufacturing - 0.13%
	Transportation Equipment - 0.13%
	Transdigm, Inc.
235,000	7.750%, 07/15/2014	239,700
	Total Manufacturing	239,700

	Materials - 1.30%
	Construction Materials - 1.30%
	U.S. Concrete, Inc.
2,615,000	8.375%, 04/01/2014	2,301,200
	Total Materials	2,301,200

	Services - 0.55%
	Business Services - 0.55%
	Lamar Media Corp.
1,000,000	6.625%, 08/15/2015	977,500
	Total Services	977,500

	TOTAL CORPORATE BONDS (Cost $115,261,690)	114,552,200

	SHORT TERM INVESTMENTS - 10.69%
	Investment Companies - 0.49%
871,046	SEI Daily Income Trust Treasury II Fund - Class B	871,046
	Total Investment Company	871,046

	U.S. Treasury Bills - 10.20%
	Public Finance, Taxation and Monetary Policy - 10.20%
3,413,000	2.71%, 01/03/2008	3,412,486
4,946,000	2.48%, 01/10/2008	4,942,933
5,327,000	2.17%, 01/17/2008	5,321,855
4,387,000	2.62%, 01/24/2008	4,379,669
	Total U.S. Treasury Bills	18,056,943

	TOTAL SHORT TERM INVESTMENTS (Cost $18,927,989)	18,927,989

	Total Investments (Cost $169,225,606) - 98.47%	174,316,670
	Other Assets in Excess of Liabilities - 1.53%	2,716,216
	TOTAL NET ASSETS - 100.00%	$177,032,886

Percentages are stated as a percent of net assets.

(a) Non Income Producing
(b) Fair valued security. The total value of these securities amounted to $374,550 (0.21% of net assets) at December 31, 2007.

	The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:

	Cost of investments	$169,225,606
	Gross unrealized appreciation	9,528,043
	Gross unrealized depreciation	(4,436,979)
	Net unrealized appreciation	$5,091,064

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo High Yield Fund, Inc.

By   /s/ Kent W. Gasaway
             Kent W. Gasaway, President and Treasurer

Date      2/26/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

Buffalo High Yield Fund, Inc.

By   /s/ Kent W. Gasaway
             Kent W. Gasaway, President and Treasurer

Date      2/26/08